Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	0 Months Ended	1 Months Ended
	Jan. 30, 2015 sqft	Feb. 12, 2015	Feb. 18, 2015
Eight Hundred Thirty Seven Washington [Member]
Subsequent Events (Details) [Line Items]
Subsequent Event, Date	Jan. 30, 2015
Subsequent Event, Description	On January 30, 2015, the Account purchased a six-story, 55,497 square foot office building located in New York, New York for $190.8 million. At the time of purchase, the property was 100% leased.
Area of Real Estate Property	55,497
Payments to Acquire Real Estate	$ 190.8
Percentage of Property Leased	100.00%
Fifty Fremont [Member]
Subsequent Events (Details) [Line Items]
Subsequent Event, Date		Feb. 12, 2015
Subsequent Event, Description		On February 12, 2015, the Account sold an office property located in San Francisco, California for a net sales price of $621.4 million. Concurrent with the sale of the property, a $200.0 million mortgage loan was extinguished.
Sales of Real Estate		621.4
Extinguishment of Debt, Amount		200.0
Lion Gables Apartment Fund [Member]
Subsequent Events (Details) [Line Items]
Subsequent Event, Date			Feb. 18, 2015
Subsequent Event, Description			On February 18, 2015, the Account’s 18.46% interest in the Lion Gables Apartment Fund was dissolved. The Account received $341.6 million as a result of the dissolution.
Percentage Of Net Assets In Joint Venture Investments			18.46%
Proceeds from Sale of Real Estate			341.6
Convertible Notes Payable			$ 100.0